PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS - Assumed health care cost trend rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assumed health care cost trend rates
Health care cost trend rate assumed for the next year (as a percent)	9.00%	8.50%
Rate at which the cost trend rate is assumed to decline, the ultimate trend rate (as a percent)	8.25%	6.00%
Year in which the rate reaches the ultimate trend rate	2029	2029